Investments (Purchased Credit Impaired Securities Included in Fixed Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Certain Loans Acquired In Transfer Accounted For As Available For Sale Debt Securities [Abstract]
Certain Loans Acquired In Transfer Accounted For As Available For Sale Debt Securities Outstanding Balance	$ 192,644	[1]	$ 108,831	[1]
Certain Loans Acquired In Transfer Accounted For As Available For Sale Debt Securities Carrying Amount Net	$ 148,822	[2]	$ 84,765	[2]

[1]	Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.
[2]	Estimated fair value plus accrued interest.